Note 3 - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Capitalized Vessel Construction Cost Roll Forward [Table Text Block]
Costs
Balance, January 1, 2025	56,924,663
Advances for vessels under construction, capitalized interest and other costs	55,608,254
Transfer to “Vessels, net” (refer Note 4)	(94,440,687)
Balance, June 30, 2025	18,092,230